Consolidated Statements of Cash Flows - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	$ (187,413)	$ (14,408)	$ (38,515)
Adjustments for:
- Tax (credit)/expense	(333)	559	3,779
- Employee share grant and option expense	8,542	6,660	3,204
Non-executive director share grant and option expense	2,108	280	148
- Amortisation and depreciation	14,032	9,554	7,720
- Impairment of intangible assets	8	806	0
- Loss on disposal of plant and equipment and intangible assets	3	187	198
- Interest income	(456)	(477)	(779)
- Finance cost	13,909	16,446	12,486
- Impairment loss on financial assets	2,138	2,271	1,516
- Unrealised currency translation losses	245	1,000	1,211
Fair value loss/(gain) of Series B, D1, E and F conversion option	124,146	(15,051)	15,991
Fair value loss on contingent consideration	0	174	705
- Fair value (gain)/loss on convertible notes option	0	(1,313)	525
Adjustments to reconcile profit (loss) other than changes in working capital	(23,071)	6,688	8,189
Change in working capital, net of effects from acquisition and disposal of subsidiaries
- Trade and other receivables	(1,676)	(3,803)	(6,120)
- Trade and other payables	14,891	(1,208)	8,029
- Deferred revenue	9,070	2,421	4,054
Cash (used in)/provided by operations	(786)	4,098	14,152
Interest received	440	471	769
Income tax paid	(2,104)	(1,895)	(975)
Net cash (used in)/provided by operating activities	(2,450)	2,674	13,946
Cash flows from investing activities
Additions to plant and equipment	(1,673)	(1,337)	(2,898)
Additions of intangible assets	(12,816)	(6,573)	(5,923)
Acquisition of subsidiaries, net of cash acquired	3,722	(2,385)	0
Payment of contingent consideration from acquisition of business	0	0	(6,776)
Payment of contingent consideration from acquisition of subsidiary	0	(12,167)	(5,454)
Proceeds from disposal of plant and equipment	13	48	0
Net cash used in investing activities	(10,754)	(22,414)	(21,051)
Cash flows from financing activities
Interest paid	(1,207)	(1,259)	(2,372)
Proceeds from loan advance	0	5,000	0
Proceeds from borrowings	11,000	0	0
Borrowings transaction cost	(449)
Principal payment of lease liabilities	(4,062)	(3,807)	(2,061)
Proceeds from issuance of preference shares	0	86,398	0
Proceeds from issuance of ordinary shares	80	2,114	1,700
Payment for legal and professional fees incurred for IPO	(4,020)	0	0
Payment for cost of proposed listing			(3,694)
Repayment of convertible notes	(11,261)	0	(31,212)
Net cash (used in)/provided by financing activities	(9,919)	88,446	(37,639)
Net (decrease)/increase in cash and cash equivalents	(23,123)	68,706	(44,744)
Cash and cash equivalents
Beginning of financial year	93,359	24,653	69,397
End of financial year	$ 70,236	$ 93,359	$ 24,653